SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

33.  SUBSEQUENT EVENTS

Subsequent events have been reviewed through February 27, 2019, the date these Consolidated Financial Statements were issued.  On January 31, 2019, AltaGas completed the sale of its remaining interest in the Northwest Hydro facilities for net proceeds of approximately $1.37 billion. On February 1, 2019, AltaGas completed the sale of non-core Midstream and Power assets in Canada.